Derivative liability - Assumptions to determine fair value (Details) - Derivative liability	12 Months Ended
	Dec. 31, 2023 Y $ / shares	Dec. 31, 2022 Y $ / shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Price per share	$ 0.84	$ 0.51
Exercise price	$ 3.75	$ 3.75
Risk-free interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	3.91	4.06
Expected volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	90	91
Expected life in years
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities | Y	0.85	1.85
Expected dividend yield
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Significant valuation assumptions to determine the fair value of the derivative liabilities	0	0